Restatements (Details Textual) - USD ($) $ in Thousands		6 Months Ended
	Apr. 04, 2017	Sep. 30, 2019
Restatements (Textual)
Reduction additional paid-in-capital	$ 4,180
Additional paid-in-capital	4,180
Warrant liability	3,351	$ 2,455
Change in fair value of warrant liability	$ 829